Income Taxes Income Taxes (Tables)	12 Months Ended
Dec. 28, 2013
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
The Company's earnings before income taxes as generated from its U.S. and international operations are as follows (in millions):

	2013	2012	2011
U.S.	$(17)	$316	$502
International	801	689	517
Earnings before income taxes and noncontrolling interest	$784	$1,005	$1,019

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax expense consisted of the following (in millions):

	2013	2012	2011
Current:
U.S. federal	$101	$236	$180
U.S. state and other	7	16	13
International	108	78	65
Total current	216	330	258
Deferred	(124)	(77)	(65)
Income tax expense	$92	$253	$193

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred income taxes result from temporary differences between the amount of assets and liabilities recognized for financial reporting and tax purposes. The components of deferred tax assets and liabilities are as follows (in millions):

	2013	2012
Deferred income tax assets:
Net operating and capital loss carryforwards	$402	$236
Tax credit carryforwards	75	70
Inventories	136	148
Stock-based compensation	47	78
Compensation and benefits	123	113
R&D expenditures, capitalized for tax	112	—
Accrued liabilities and other	130	133
	1,025	778
Less: valuation allowance	(368)	(228)
Deferred income tax assets	657	550
Deferred income tax liabilities:
Unrealized gain on available-for-sale securities	(11)	(12)
Property, plant and equipment	(189)	(204)
Intangible assets	(352)	(307)
Deferred income tax liabilities	(552)	(523)
Net deferred income tax assets (liabilities)	$105	$27

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of the U.S. federal statutory income tax rate to the Company's effective income tax rate is as follows:

	2013	2012	2011
U.S. federal statutory tax rate	35.0%	35.0%	35.0%
Increase (decrease) in tax rate resulting from:
U.S. state income taxes, net of federal tax benefit	0.6	0.5	1.2
International taxes at lower rates	(13.6)	(12.1)	(11.6)
Tax benefits from domestic manufacturer's deduction	(1.9)	(2.2)	(2.0)
Research and development credits	(4.6)	(1.1)	(2.7)
Puerto Rico excise tax	(3.0)	(1.8)	(1.7)
Tax settlements	(1.9)	4.6	—
Noncontrolling interest	3.6	—	—
Other	(2.5)	2.3	0.8
Effective income tax rate	11.7%	25.2%	19.0%

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
The following table summarizes the activity related to the Company's unrecognized tax benefits (in millions):

	2013	2012	2011
Balance at beginning of year	$314	$205	$163
Increases related to current year tax positions	74	38	33
Increases related to prior year tax positions	33	90	16
Reductions related to prior year tax positions	(16)	(18)	(1)
Reductions related to settlements / payments	(90)	(1)	(2)
Expiration of the statute of limitations for the assessment of taxes	—	—	(4)
Balance at end of year	$315	$314	$205